Goodwill & Intangible Assets - Schedule of Composition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Technologies [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year	$ 6,055	$ 6,055	$ 6,055
Cost Additions during the year
Cost Impairment during the year
Cost Balance at end of year	6,055	6,055	6,055
Accumulated amortization Balance at beginning of year	5,330	4,778	3,900
Accumulated amortization Additions during the year	434	552	573
Accumulated amortization Impairment during the year			305
Accumulated amortization Balance at end of year	5,764	5,330	4,778
Accumulated amortization Amortized balance	291	725	1,277
Customer relations [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year	4,002	4,002	4,002
Cost Additions during the year
Cost Impairment during the year
Cost Balance at end of year	4,002	4,002	4,002
Accumulated amortization Balance at beginning of year	3,916	3,893	1,273
Accumulated amortization Additions during the year	23	23	245
Accumulated amortization Impairment during the year			2,375
Accumulated amortization Balance at end of year	3,939	3,916	3,893
Accumulated amortization Amortized balance	63	86	109
Applications [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year
Cost Additions during the year	270
Cost Impairment during the year
Cost Balance at end of year	270
Accumulated amortization Balance at beginning of year
Accumulated amortization Additions during the year	27
Accumulated amortization Impairment during the year
Accumulated amortization Balance at end of year	27
Accumulated amortization Amortized balance	243
Licensed Technology [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year
Cost Additions during the year	1,650
Cost Impairment during the year
Cost Balance at end of year	1,650
Accumulated amortization Balance at beginning of year
Accumulated amortization Additions during the year	183
Accumulated amortization Impairment during the year
Accumulated amortization Balance at end of year	183
Accumulated amortization Amortized balance	1,467
Goodwill [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year	4,118	4,118	10,429
Cost Additions during the year
Cost Impairment during the year			(6,311)
Cost Balance at end of year	4,118	4,118	4,118
Accumulated amortization Balance at beginning of year
Accumulated amortization Additions during the year
Accumulated amortization Impairment during the year
Accumulated amortization Balance at end of year
Accumulated amortization Amortized balance	4,118	4,118	4,118
Other intangible assets [member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year	14,175	14,175	20,486
Cost Additions during the year	1,920
Cost Impairment during the year			(6,311)
Cost Balance at end of year	16,095	14,175	14,175
Accumulated amortization Balance at beginning of year	9,246	8,671	5,173
Accumulated amortization Additions during the year	667	575	818
Accumulated amortization Impairment during the year			2,680
Accumulated amortization Balance at end of year	9,913	9,246	8,671
Accumulated amortization Amortized balance	$ 6,182	$ 4,929	$ 5,504